COMMITMENTS AND CONTINGENCIES (Details) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended										0 Months Ended		3 Months Ended			12 Months Ended			0 Months Ended			3 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2013 EEP USD ($)	Dec. 31, 2013 EEP CAD	Dec. 31, 2012 EEP USD ($)	Dec. 31, 2012 EEP CAD	Dec. 31, 2011 EEP	Dec. 31, 2013 Environmental Liabilities CAD	Dec. 31, 2012 Environmental Liabilities CAD	Aug. 07, 2012 Lakehead System Line 14 Crude Oil Release EEP	Jul. 27, 2012 Lakehead System Line 14 Crude Oil Release EEP bbl	Dec. 31, 2013 Lakehead System Line 14 Crude Oil Release EEP USD ($)	Dec. 31, 2013 Lakehead System Line 14 Crude Oil Release EEP CAD	Dec. 31, 2012 Lakehead System Line 14 Crude Oil Release EEP USD ($)	Dec. 31, 2013 Line 6B Crude Oil Release USD ($)	Dec. 31, 2013 Line 6B Crude Oil Release CAD	Dec. 31, 2012 Line 6B Crude Oil Release CAD	Apr. 30, 2011 Line 6B Crude Oil Release EEP USD ($)	Jul. 26, 2010 Line 6B Crude Oil Release EEP mi bbl	Jul. 26, 2010 Line 6B Crude Oil Release EEP km	Sep. 30, 2012 Line 6B Crude Oil Release EEP USD ($)	Dec. 31, 2012 Line 6B Crude Oil Release EEP USD ($)	Dec. 31, 2013 Line 6B Crude Oil Release EEP USD ($) item	Dec. 31, 2013 Line 6A Crude Oil Release CAD	Sep. 09, 2010 Line 6A Crude Oil Release EEP bbl	Dec. 31, 2013 Line 6A Crude Oil Release EEP USD ($) item
Amount expected to be paid within the next five years for contracts for the purchase of services, pipe and other materials, as well as transportation
Total amount expected to be paid within the next five years for contracts for the purchase of services, pipe and other materials, as well as transportation		10,232
Thereafter		3,115
Minimum future payments under operating leases
Aggregated minimum future payments under operating leases		817
Estimated annual lease payments for 2014		116
Estimated annual lease payments for 2015		111
Estimated annual lease payments for 2016		108
Estimated annual lease payments for 2017		98
Estimated annual lease payments for 2018		52
Thereafter		332
Total rental expense for operating leases		49	31	28
COMMITMENTS AND CONTINGENCIES
Environmental liabilities included in current liabilities		260	107							260	107
Environmental liabilities included in other long term liabilities										27	18
Ownership interest (as a percent)					20.60%	20.60%	21.80%	21.80%	23.00%
Estimated volume of oil released (in barrels)													1,700								20,000	20,000					9,000
Percentage of pressure prior to the incident up to which operating pressure was restricted by PHMSA												80.00%
Period for Which Operating Pressure Restrictions are Removed by Pipeline and Hazardous Materials Safety Administration														12 months	12 months
Estimated cost																10	1,122											48
Estimated cost, net of tax															1			181								7
Lost revenue														2
Area affected by released crude oil																					38	61
Estimated volume of oil removed from the pipeline as part of the repair (in barrels)																											1,400
Increase in estimated cost																								302
Increase in estimated cost related to additional work required by the Order																								280
Remaining increase related to civil penalties																								22
Increase in estimated cost, net of tax																			44
Aggregate limited amount for pollution liability under insurance program	685																			650
Amount of insurance claim recognized					42		170										547
Amount of insurance claim recognized, net of tax						6		24										80
Expected insurance recovery																									650
Number of actions or claims filed																									30			1
Estimated fine or penalty amount																									30
Civil penalty																							3.7
Minimum amount of civil penalties which may be assessed																									$ 22